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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      December 31, 2002
                                                  ----------------------------

Check here if Amendment [ ];           Amendment Number:
        This Amendment (Check only one.):       [ ]   is a restatement.
                                                [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:         McCarthy Group Asset Management, Inc.
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Address:      1125 South 103rd Street, Suite 450
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              Omaha, Nebraska
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              68124
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Form 13F File Number:   28-     05489
                              -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Richard L. Jarvis
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Title:        Chairman
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Phone:        (402) 393-8281
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Signature, Place, and Date of Signing:

           /s/ Richard L. Jarvis         Omaha, Nebraska             2/6/03
          ------------------------    ----------------------     --------------
                 [Signature]              [City, State]              [Date]

Report type (Check only one.):

[X]      13F HOLDINGS REPORT.    (Check here if all holdings of this reporting
         manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number                    Name

         28-
               -------------------             --------------------------------
          [Repeat as necessary.]

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           -0-
                                             ------------------------------

Form 13F Information Table Entry Total:      104
                                             ------------------------------

Form 13F Information Table Value Total:      $178,237
                                             ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.               Form 13F File Number       Name

          NONE            28-
         ---------             -----------------     --------------------------

          [Repeat as necessary.]

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McCarthy Group Asset Management, Inc.
FORM 13F
                       31-Dec-02

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
                                                                                              Voting Authority

                                                    Value     Shares/     Sh/  Put/  Invstmt  Other
Name of Issuer                   Title CUSIPass     (x$1000)  Prn Amt     Prn  Call  Dscretn  Managers  Sole    Shared  None

Cantel Medical Corporation       COM      138098108      1288      101728 SH         Defined             100162              1566
Carnival Cruise Lines - Cl A     COM      143658102      1784       71520 SH         Defined              63229              8291
Caseys Gen Stores Inc            COM      147528103      1589      130112 SH         Defined             126938              3174
Cendant Corp                     COM      151313103      3047      290779 SH         Defined             253702             37077
Chateau Communities              COM      161726104       923       40141 SH         Defined              39266               875
Comverse Technology              COM      205862402      3535      352825 SH         Defined             319988             32837
Conmed Corp                      COM      207410101      1589       81132 SH         Defined              78888              2244
Convergys Corp                   COM      212485106      2458      162226 SH         Defined             153074              9152
Countrywide Financial Corp       COM      222372104       216        4187 SH         Defined               1517              2670
Cousins Properties               COM      222795106       561       22704 SH         Defined              22704
Ecolab Inc                       COM      278865100       215        4350 SH         Defined               3370               980
Electronic Data Sys Corp         COM      285661104      1451       78757 SH         Defined              69893              8864
FNB Corporation                  COM      302520101      2921      106149 SH         Defined                               106149
Factset Research Systems Inc     COM      303075105      1444       51068 SH         Defined              49177              1891
Freddie Mac                      COM      313400301      1586       26860 SH         Defined              25046              1814
Gables Residential Trust         COM      362418105       633       25400 SH         Defined              25400
IHOP Corp                        COM      449623107      1859       77459 SH         Defined              73135              4324
IMS Health Inc                   COM      449934108      2942      183884 SH         Defined             170390             13494
IRT Property Co.                 COM      450058102       322       27090 SH         Defined              25790              1300
Insituform Technologies Class    COM      457667103      1544       90541 SH         Defined              89746               795
Interpublic Group Cos Inc        COM      460690100       200       14214 SH         Defined               6014              8200
iShares MSCI EAFE Index Fund     COM      464287465       792        8000 SH         Defined               8000
iShares DJ US Real Estate        COM      464287739       483        6244 SH         Defined               6244
iShares S&P SC 600/Value         COM      464287879      1717       23600 SH         Defined              23600
Johnson & Johnson Com            COM      478160104       268        4996 SH         Defined               3759              1237
Kroger Co                        COM      501044101      1744      112878 SH         Defined             109812              3066
Lawson Software Inc              COM      520780107       770      133876 SH         Defined             133876
Liberty Media Corp Cl A          COM      530718105      7535      842814 SH         Defined             752401             90413
M & F Worldwide Corp.            COM      552541104       210       38886 SH         Defined              33586              5300
Manufactured Home Communities    COM      564682102       590       19904 SH         Defined              18701              1203
Mattel Inc                       COM      577081102      2323      121309 SH         Defined             111141             10168
Mc Cormick & Co Nv               COM      579780206       275       11863 SH         Defined               7689              4174
Merck & Co                       COM      589331107      3140       55475 SH         Defined              49314              6161
NCO Group Inc                    COM      628858102      1808      113335 SH         Defined             111704              1631
Nasdaq-100 Index Shares          COM      631100104       767       31457 SH         Defined              31457
Newfield Exploration Cos         COM      651290108      1955       54241 SH         Defined              52735              1506
Novastar Financial, Inc.         COM      669947400     19202      618825 SH         Defined             618825
Novell Inc                       COM      670006105      2296      687516 SH         Defined             666611             20905
Paxar Corp                       COM      704227107       872       59093 SH         Defined              59093
Perrigo Co.                      COM      714290103      2312      190288 SH         Defined             183060              7228
Qwest Communications Intl        COM      749121109      1013      202685 SH         Defined             183723             18962
Republic Services Inc            COM      760759100      3510      167304 SH         Defined             147858             19446
Reynolds & Reynolds A            COM      761695105      2955      116007 SH         Defined             112253              3754
Safeway, Inc.                    COM      786514208      2024       86626 SH         Defined              84068              2558
Scotts Co Cl A                   COM      810186106      1612       32868 SH         Defined              31093              1775
Shaw Group Inc                   COM      820280105      1520       92375 SH         Defined              91825               550
Stone Energy Corp                COM      861642106      1668       49988 SH         Defined              47986              2002
Strayer Education Inc.           COM      863236105       948       16487 SH         Defined              16337               150
Suntrust Banks Inc               COM      867914103       263        4612 SH         Defined               4612
Torchmark Corp                   COM      891027104      2186       59828 SH         Defined              57058              2770
Tyco Intl Ltd                    COM      902124106      5745      336335 SH         Defined             291898             44437
U.S. Bancorp                     COM      902973304       487       22927 SH         Defined              18206              4721
Universal Forest Products        COM      913543104      1059       49661 SH         Defined              49261               400
Valassis Communications          COM      918866104       500       16982 SH         Defined              14581              2401
Vital Signs Inc                  COM      928469105      1638       54804 SH         Defined              52378              2426

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Vornado Realty Trust             COM      929042109       406       10914 SH         Defined              10193               721
Wash Mutual Inc                  COM      939322103      5274      152731 SH         Defined             139094             13637
Wausau-Mosinee Paper Corporati   COM      943315101       915       81581 SH         Defined              81581
Yum! Brands Inc.                 COM      988498101       288       11884 SH         Defined               9442              2442
Zale Corp                        COM      988858106      1755       55010 SH         Defined              53550              1460
AOL Time Warner                  COM   00184a105         4006      305834 SH         Defined             276983             28851
Advent Software Inc              COM   007974108         1740      127675 SH         Defined             126518              1157
Affiliated Managers Group        COM   008252108          976       19400 SH         Defined              19400
Albertson's Inc.                 COM   013104104         1094       49150 SH         Defined              39950              9200
Amer Intl Group Inc              COM   026874107          290        5020 SH         Defined               4233               787
Apache Corp.                     COM   037411105         1870       32815 SH         Defined              31115              1700
Apartment Investment & Mgmt Co   COM   03748r101          246        6557 SH         Defined               4807              1750
Apogent Technologies Inc         COM   03760a101         3868      185967 SH         Defined             165468             20499
Applebees Intl Inc               COM   037899101         1394       60096 SH         Defined              59502               594
Celera Genomics Group - Appler   COM   038020202         1830      191627 SH         Defined             179144             12483
Archstone-Smith Trust            COM   039583109          242       10293 SH         Defined              10093               200
Arden Rlty Group Inc             COM   039793104          833       37591 SH         Defined              36834               757
Avalonbay Communities Inc        COM   053484101          542       13856 SH         Defined              12728              1128
Avatar Holdings Inc. CV          CONV  053494AD2         1188     1215000 PRN        Defined             370000            845000
Berkshire Hathaway Inc Cl B      COM   084670207         2719        1122 SH         Defined               1005               117
Biogen Inc                       COM   090597105         2973       74220 SH         Defined              69068              5152
H & R Block Inc                  COM   093671105          360        8960 SH         Defined               8116               844
Charter Communications Class A   COM   16117M107          933      790680 SH         Defined             779585             11095
Citizens Communications          COM   17453b101         4622      438115 SH         Defined             391000             47115
Comverse Technologies CV         CONV  205862AJ4          210      250000 PRN        Defined                               250000
Devon Energy Corporation         COM   25179M103         2533       55186 SH         Defined              50764              4422
EFunds Corp                      COM   28224r101         1669      183166 SH         Defined             179194              3972
Energen Corp                     COM   29265n108         1278       43911 SH         Defined              42440              1471
FEI Company                      CONV  30241LAB5          171      210000 PRN        Defined             120000             90000
Felcor Lodging Trust Inc         COM   31430F101          720       62955 SH         Defined              62955
Firstservice Corp                COM   33761n109         1149       71464 SH         Defined              71464
Host Marriott Corporation        COM   44107p104          359       40588 SH         Defined              34138              6450
Insight Communications Co.       COM   45768v108         1716      138610 SH         Defined             134589              4021
Interpublic Group                CONV  460690AJ9          442      580000 PRN        Defined             310000            270000
Intrado, Inc.                    COM   46117a100         1514      154489 SH         Defined             152818              1671
Kilroy Realty Corp               COM   49427f108          585       25364 SH         Defined              23494              1870
Level 3 Communications, Inc.     COM   52729n100           57       11555 SH         Defined              11177               378
Netiq Corp                       COM   64115p102          944       76400 SH         Defined              76400
Orthodontic Centers Of   Ameri   COM   68750p103         1797      164674 SH         Defined             156955              7719
Parker Drilling CV               CONV  701081AD3         2513     2720000 PRN        Defined             435000           2285000
Precision Drilling Corp          COM   74022D100          402       12354 SH         Defined              12354
Public Storage Inc               COM   74460D109          290        8988 SH         Defined               8146               842
R H Donnelley Corp               COM   74955w307         1169       39867 SH         Defined              38580              1287
Reckson Associates Realty        COM   75621k106          668       31751 SH         Defined              30926               825
Standard & Poor's 500 Deposito   COM   78462f103         4633       52511 SH         Defined              52511
Thermo Electron Corp             CONV  883556ah5           15       15000 PRN        Defined              15000
Waste Management                 COM   94106l109         4068      177484 SH         Defined             159311             18173
Fresh Del Monte Produce Inc.     COM   G36738105          663       35074 SH         Defined              35074
Trenwick Group Inc               COM   g9032c109           18       24375 SH         Defined                                24375
REPORT SUMMARY                     104 DATA RECORDS    178237                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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